Variable Interest Entity (Tables)	3 Months Ended
Mar. 31, 2024
Variable Interest Entity [Abstract]
Schedule of Fair Value of the Assets and Non-Controlling Interest	The following table presents the fair value of the assets and non-controlling interest of the VIE at the date the Company was determined to be the primary beneficiary, or March 4, 2024. Any potential adjustments made could be material in relation to the values presented in the table below.
In-process research and development	$365,300,000
Goodwill	247,233,000
Non-controlling interests	$(612,533,000)

Schedule of Carrying Amounts and Classifications of Airjoule, LLC Assets and Liabilities

The table below reflects the preliminary carrying amounts and classifications of AirJoule, LLC assets and liabilities which are included in the condensed consolidated balance sheet as of March 31, 2024 and are subject to change.

As of March 31, 2024
Assets:
Current assets:
Cash	$10,011,901
Total current assets	10,011,901
Property and equipment, net	1,390
Goodwill	247,233,000
In-process research and development	365,300,000
Total assets	$622,546,291
Liabilities:
Current liabilities:
Accounts payable	$775
Accrued expenses and other liabilities	65,279
Total current liabilities	66,054
Total liabilities	$66,054

Schedule of Consolidated VIE and Provides a Roll Forward of the Noncontrolling Interests

The Company recognizes non-controlling interests related to its consolidated VIE and provides a roll forward of the non-controlling interests balance, as follows:

Total
Balance as of March 4, 2023 (initial recognition date)	$612,533,000
Net loss attributable to non-controlling interests	(26,382)
Balance as of March 31, 2024	$612,506,618